UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:  FDP Series, Inc.

FDP  BlackRock CoreAlpha Bond Fund (Formerly FDP BlackRock Franklin Templeton Total Return Fund)

FDP BlackRock Invesco Value Fund

FDP BlackRock Janus Growth Fund

FDP BlackRock MFS Research International Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 02/28/2017

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2017 (Unaudited)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund) (Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value
Diversified Financial Services — 0.0%
HoldCo 2 NPV, Class A		1,643,590	—
HoldCo 2 NPV, Class B		163,560	—

			—
Oil, Gas & Consumable Fuels — 0.1%
Energy XXI Gulf Coast, Inc.		5,771	$187,588
Halcon Resources Corp.		10,940	88,614

			276,202
Total Common Stocks — 0.1%			276,202

Asset-Backed Securities — 12.0%	Par (000)
American Express Credit Account Master Trust, Class A (b):
Series 2008-2, 2.03%, 9/15/20	USD	780	788,641
Series 2012-1, 1.04%, 1/15/20		410	410,255
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 1.01%, 5/15/20 (b)		560	560,605
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.77%, 6/17/31 (b)(c)		118	117,987
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, 1.60%, 6/25/34 (b)		203	199,051
Argent Securities, Inc., Series 2005-W2, Class A2C, 1.14%, 10/25/35 (b)		142	139,005
Atrium IX, Series 9A, Class A, 2.35%, 2/28/24 (b)(c)		600	601,340
BlueMountain CLO Ltd., Series 2013-3A, Class A, 2.44%, 10/29/25 (b)(c)		499	500,171
Cent CLO, Series 2013-17A, Class A1, 2.34%, 1/30/25 (b)(c)		3,071	3,069,745
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 1.28%, 2/26/35 (b)		119	109,488
Chase Issuance Trust, Series 2013-A6, Class A6, 1.19%, 7/15/20 (b)		880	882,738

Asset-Backed Securities	Par (000)		Value
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1.20%, 9/10/20 (b)		560	$562,252
Colony American Homes (b)(c):
Series 2014-1A, Class A, 1.92%, 5/17/31		561	560,761
Series 2014-2A, Class C, 2.68%, 7/17/31		480	480,031
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (b)	USD	87	93,849
Countrywide Asset-Backed Certificates (b):
Series 2004-1, Class M1, 1.53%, 3/25/34		59	56,916
Series 2005-11, Class AF4, 4.71%, 2/25/36		700	705,059
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR, 2.45%, 10/15/28 (b)(c)		1,170	1,176,596
Eaton Vance CLO Ltd., Series 2014-1A, Class AR, 2.23%, 7/15/26 (b)(c)		1,814	1,814,000
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 2.27%, 4/15/25 (b)(c)		2,887	2,888,335
GSAA Home Equity Trust, Series 2005-5, Class M3, 1.72%, 2/25/35 (b)		199	192,652
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.75%, 12/25/34 (b)		139	132,685
Invitation Homes Trust (b)(c):
Series 2015-SFR1, Class B, 2.62%, 3/17/32		350	350,516
Series 2015-SFR2, Class C, 2.77%, 6/17/32		110	110,174
Series 2015-SFR3, Class C, 2.77%, 8/17/32		500	500,830
Morgan Stanley ABS Capital I Trust, Inc., Series 2005-WMC1, Class M2, 1.51%, 1/25/35 (b)		49	47,951
Octagon Investment Partners XXIII Ltd., Series 2015-1A (b)(c):
Class A1, 2.44%, 7/15/27		1,433	1,433,702
Class A2, 2.44%, 7/15/27		1,360	1,361,110
Tricon American Homes Trust, Series 2015-SFR1, Class C, 2.67%, 5/17/32 (b)(c)		400	397,555
Voya CLO Ltd., Class A1 (b)(c):
Series 2014-4A, 2.52%, 10/14/26		1,160	1,163,412
Series 2015-1A, 2.50%, 4/18/27		670	670,658
Total Asset-Backed Securities - 12.0%			22,078,070

FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp., 4.70%, 5/15/46	USD	700	$767,557
United Technologies Corp., 1.13%, 12/15/21	EUR	300	331,081

			1,098,638
Air Freight & Logistics — 0.2%
FedEx Corp., 3.20%, 2/01/25	USD	400	400,580
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29		400	389,240
United Airlines Pass-Through Trust, Series 2016-1, Class AA, 3.10%, 1/07/30		200	197,250

			586,490
Auto Components — 0.2%
Delphi Corp., 4.15%, 3/15/24		200	208,909
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		200	206,500

			415,409
Banks — 4.5%
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/59	EUR	600	681,557
Banco Comercial Portugues SA, 4.75%, 6/22/17		100	107,447
CIT Group, Inc., 5.00%, 8/15/22	USD	200	212,000
HSBC Holdings PLC:
3.60%, 5/25/23		800	815,010
4.30%, 3/08/26		400	418,740
Intesa Sanpaolo SpA, 3.88%, 1/16/18		300	304,256
Norddeutsche Landesbank Girozentrale, 2.00%, 2/05/19 (c)		600	601,919
Royal Bank of Canada, 2.10%, 10/14/20		600	597,966
Shinhan Bank, 1.88%, 7/30/18 (c)		300	299,275
SVB Financial Group, 3.50%, 1/29/25		300	294,184
Unione di Banche Italiane SpA, 2.88%, 2/18/19	EUR	500	557,280
Wells Fargo & Co.:
2.50%, 3/04/21	USD	500	500,799
3.00%, 4/22/26		1,300	1,255,641
4.65%, 11/04/44		500	511,307

Corporate Bonds	Par (000)		Value
Banks (continued)
Westpac Banking Corp., 2.25%, 11/09/20 (c)	USD	600	$598,678
Woori Bank, 4.75%, 4/30/24 (c)		450	468,347

			8,224,406
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		600	556,224
Biotechnology — 0.6%
Baxalta, Inc., 3.60%, 6/23/22		400	406,666
Biogen, Inc., 5.20%, 9/15/45		300	327,179
Gilead Sciences, Inc., 4.50%, 2/01/45		300	300,269

			1,034,114
Capital Markets — 1.7%
Goldman Sachs Group, Inc.:
3.75%, 5/22/25		300	304,366
3.75%, 2/25/26		1,100	1,111,762
Morgan Stanley:
3.88%, 1/27/26		600	611,679
4.30%, 1/27/45		1,000	1,006,760

			3,034,567
Chemicals — 0.4%
LYB International Finance BV, 4.00%, 7/15/23		700	736,121
Commercial Services & Supplies — 0.3%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		300	345,168
Republic Services, Inc., 2.90%, 7/01/26		300	290,047

			635,215
Communications Equipment — 0.6%
Cisco Systems, Inc., 2.60%, 2/28/23		500	499,348
Juniper Networks, Inc.:
4.50%, 3/15/24		300	316,153
4.35%, 6/15/25		200	206,856

			1,022,357
Consumer Finance — 0.1%
Navient Corp., 7.25%, 9/25/23		200	205,000
Containers & Packaging — 0.4%
Amcor Finance USA, Inc., 3.63%, 4/28/26 (c)		500	496,625

2	FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (c):
5.13%, 7/15/23	USD	100	$103,625
7.00%, 7/15/24		100	107,563

			707,813
Diversified Financial Services — 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20		250	262,883
Bank of America Corp.:
3.88%, 8/01/25		300	306,645
3.50%, 4/19/26		800	794,154
Barclays PLC, 4.38%, 9/11/24		300	301,209
Capital One Bank USA NA, 3.38%, 2/15/23		1,000	1,005,825
Citigroup, Inc., 3.40%, 5/01/26		1,000	978,117
Ford Motor Credit Co. LLC:
3.10%, 5/04/23		400	393,529
4.13%, 8/04/25		400	405,048
GE Capital International Funding Co., 3.37%, 11/15/25		800	824,414
JPMorgan Chase & Co.:
2.40%, 6/07/21		500	497,762
3.30%, 4/01/26		1,600	1,580,875
K2016470219 SA Ltd., 3.00%, 12/31/22 (c)		121	255,315
K2016740260 SA Ltd., 25.00%, 12/31/22 (c)		18	17,510
Park Aerospace Holdings Ltd., 5.50%, 2/15/24 (c)		200	209,040
UniCredit SpA, 1.67%, 10/31/17 (b)	EUR	500	535,262

			8,367,588
Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
3.95%, 1/15/25	USD	400	402,473
4.50%, 5/15/35		700	663,933
Telefonica Emisiones SAU, 4.57%, 4/27/23		500	530,378
Verizon Communications, Inc.:
6.40%, 9/15/33		382	456,306
4.52%, 9/15/48		400	367,219

			2,420,309
Electric Utilities — 1.4%
Dominion Resources, Inc., 3.90%, 10/01/25		600	615,517
Georgia Power Co., 4.30%, 3/15/42		300	306,313
Southern Co., 3.25%, 7/01/26		800	777,661
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (c)		300	302,444

Corporate Bonds	Par (000)		Value
Electric Utilities (continued)
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25 (c)	USD	500	$512,791

			2,514,726
Energy Equipment & Services — 0.7%
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	490,588
Oceaneering International, Inc., 4.65%, 11/15/24		400	406,368
Petrofac Ltd., 3.40%, 10/10/18 (c)		300	303,149

			1,200,105
Food & Staples Retailing — 0.8%
Dollar General Corp., 4.15%, 11/01/25		600	621,975
Kroger Co., 4.00%, 2/01/24		600	628,390
Lamb Weston Holdings, Inc. (c):
4.63%, 11/01/24		100	101,750
4.88%, 11/01/26		100	101,550

			1,453,665
Food Products — 0.6%
Kraft Heinz Foods Co., 3.50%, 7/15/22		1,000	1,022,234
Forest Products — 0.3%
Bunge Ltd. Finance Corp., 3.25%, 8/15/26		600	580,217
Health Care Equipment & Supplies — 0.4%
PerkinElmer, Inc., 5.00%, 11/15/21		600	650,007
Stryker Corp., 3.50%, 3/15/26		100	101,954

			751,961
Health Care Providers & Services — 0.7%
Express Scripts Holding Co., 3.50%, 6/15/24		700	686,115
HCA, Inc., 5.88%, 5/01/23		200	217,500
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		100	107,750
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26		355	337,865

			1,349,230
Hotels, Restaurants & Leisure — 0.1%
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/01/24 (c)		200	205,320
Household Durables — 0.2%
PulteGroup, Inc., 5.00%, 1/15/27		300	299,700

FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

Corporate Bonds	Par (000)		Value
Household Products — 0.3%
Procter & Gamble Co., 2.45%, 11/03/26	USD	500	$480,525
Independent Power and Renewable Electricity Producers — 0.1%
Dynegy, Inc., 8.00%, 1/15/25 (c)		200	190,000
Industrial Conglomerates — 0.2%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (c)		50	69,045
Vertiv Group Corp, 9.25%, 10/15/24 (c)		200	214,750

			283,795
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23		500	521,324
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (c)		600	653,196
MetLife, Inc.:
3.60%, 4/10/24		600	622,787
3.00%, 3/01/25		100	99,018
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (c)		1,000	1,096,465

			2,992,790
IT Services — 0.8%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		300	309,850
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (c)		500	511,305
First Data Corp., 5.00%, 1/15/24 (c)		200	204,246
Fiserv, Inc., 3.85%, 6/01/25		500	516,028

			1,541,429
Machinery — 0.1%
CNH Industrial Capital LLC, 3.88%, 10/15/21		100	100,125
Terex Corp., 5.63%, 2/01/25 (c)		100	102,625

			202,750
Media — 1.5%
21st Century Fox America, Inc.:
3.00%, 9/15/22		600	599,973
3.70%, 10/15/25		100	101,969
Altice US Finance I Corp., 5.50%, 5/15/26 (c)		300	310,125
Hughes Satellite Systems Corp., 6.63%, 8/01/26 (c)		200	208,124
NBCUniversal Media LLC, 4.45%, 1/15/43		400	406,133

Corporate Bonds	Par (000)		Value
Media (continued)
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (c)	USD	100	$102,250
Time Warner, Inc.:
4.05%, 12/15/23		600	622,188
6.10%, 7/15/40		200	229,334
Wind Acquisition Finance SA, 7.38%, 4/23/21 (c)		200	208,250

			2,788,346
Metals & Mining — 0.2%
ArcelorMittal, 6.25%, 3/01/21		200	220,000
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	208,324

			428,324
Multi-Utilities — 0.5%
Sempra Energy, 3.75%, 11/15/25		400	409,091
Veolia Environnement SA, 4.63%, 3/30/27	EUR	400	557,512

			966,603
Oil, Gas & Consumable Fuels — 3.1%
California Resources Corp., 8.00%, 12/15/22 (c)	USD	200	171,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 1/15/21 (c)		100	115,750
Cheniere Corpus Christi Holdings LLC (c):
7.00%, 6/30/24		100	112,000
5.88%, 3/31/25		100	105,750
Enable Midstream Partners LP:
3.90%, 5/15/24		150	146,864
5.00%, 5/15/44		50	46,485
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (c)		400	422,406
Energy Transfer Equity LP, 7.50%, 10/15/20		200	224,750
Energy Transfer Partners LP, 5.15%, 2/01/43		200	192,741
EnLink Midstream Partners LP, 5.05%, 4/01/45		300	285,991
Ensco PLC, 5.75%, 10/01/44		200	156,000
Enterprise Products Operating LLC, 4.45%, 2/15/43		100	97,732
Exxon Mobil Corp., 2.71%, 3/06/25		800	784,724
MPLX LP, 4.00%, 2/15/25		200	201,667
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27 (c)		200	211,704

4	FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp., 6.13%, 1/15/23	USD	150	$144,000
Sinopec Group Overseas Development Ltd. (c):
4.38%, 4/10/24		400	424,940
3.25%, 4/28/25		700	683,620
Sunoco Logistics Partners Operations LP, 4.25%, 4/01/24		400	408,105
Valero Energy Corp., 4.90%, 3/15/45		300	304,896
Weatherford International Ltd., 5.95%, 4/15/42		300	251,250
Woodside Finance Ltd., 3.70%, 9/15/26 (c)		200	197,635

			5,690,010
Pharmaceuticals — 0.4%
Actavis Funding SCS, 4.55%, 3/15/35		600	604,530
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (c)		200	159,250

			763,780
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 3.50%, 1/31/23		500	502,852
ERP Operating LP, 5.75%, 6/15/17		221	223,775
Marriott International, Inc., 3.75%, 10/01/25		800	811,067
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/01/26		100	101,000
Realty Income Corp., 4.13%, 10/15/26		600	624,795

			2,263,489
Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	1,003,964
Software — 0.1%
MSCI, Inc., 4.75%, 8/01/26 (c)		100	100,550
Specialty Retail — 0.9%
Home Depot, Inc., 2.13%, 9/15/26		700	651,217
Tiffany & Co., 4.90%, 10/01/44		500	471,820
Toys R Us, Inc., 7.38%, 10/15/18		570	550,905

			1,673,942

Corporate Bonds	Par (000)		Value
Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp., 7.38%, 4/01/23 (c)	USD	100	$109,750
Tobacco — 0.2%
Reynolds American, Inc., 5.70%, 8/15/35		400	463,794
Transportation Infrastructure — 0.5%
DP World Ltd., 6.85%, 7/02/37 (c)		380	430,350
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (c)		200	206,260
Transurban Finance Co. Property Ltd., 4.13%, 2/02/26 (c)		300	308,660

			945,270
Wireless Telecommunication Services — 0.4%
American Tower Corp., 4.40%, 2/15/26		400	413,562
Sprint Communications, Inc., 6.00%, 11/15/22		300	310,467

			724,029
Total Corporate Bonds — 34.0%			62,435,129

Floating Rate Loan Interests (b)
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan B2, 4.30%, 11/01/21		56	56,069
Capital Markets — 0.1%
First Eagle Investment Management LLC, Term Loan, 5.00%, 12/01/22		96	96,758
Navios Partners Finance (US), Inc., Term Loan B, 5.25%, 6/27/18		7	6,525
Russell Investment Group, Term Loan B, 6.75%, 6/01/23		61	61,785

			165,068
Chemicals — 0.1%
Chemours Co., Term Loan B, 3.79%, 5/12/22		59	59,623
OCI Beaumont LLC, Term Loan B3, 8.03%, 8/20/19		80	82,215

			141,838
Commercial Services & Supplies — 0.1%
Onsite US Finco LLC, Term Loan, 5.50%, 7/30/21		252	193,732

FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017	5

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Consumer Services — 0.2%
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19	USD	308	$294,040
Machinery — 0.7%
Navistar International Corp., 2017 Term Loan B, 5.00%, 8/07/20		1,263	1,270,172
Media — 0.4%
Radio One, Inc., 2015 Term Loan, 5.28%, 4/02/18		681	683,820
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		190	191,545
Oil, Gas & Consumable Fuels — 0.5%
Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.75%, 8/14/20		216	203,323
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 10/01/18		434	412,330
McDermott Finance LLC, Term Loan B, 8.48%, 4/16/19		15	15,326
UTEX Industries, Inc., 2014 1st Lien Term Loan, 5.00%, 5/22/21		341	322,248

			953,227
Paper & Forest Products — 0.1%
Appvion, Inc., Term Loan, 7.75%, 6/28/19		148	143,401
Personal Products — 0.3%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		514	494,521
Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc., Series C2 Term Loan B, 5.28%, 12/11/19		52	52,001
Specialty Retail — 0.1%
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		292	258,381
Transportation — 0.1%
OSG International, Inc., Exit Term Loan B, 5.75% - 5.79%, 8/05/19		172	170,905
Total Floating Rate Loan Interests — 2.8%			5,068,720

Foreign Agency Obligations
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/21 (d)	BRL	2,520	809,119

Foreign Agency Obligations	Par (000)		Value
Export-Import Bank of Korea, 2.25%, 1/21/20	USD	800	$803,154
Hungary Government Bond:
4.38%, 7/04/17	EUR	45	48,414
5.75%, 6/11/18		95	108,101
6.00%, 1/11/19		120	141,150
3.88%, 2/24/20		40	47,031
Indonesia Treasury Bond, 8.25%, 7/15/21	IDR	7,000,000	542,741
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24	EUR	275	306,181
Lithuania Government International Bond, 7.38%, 2/11/20 (c)	USD	310	352,300
Malaysia Government Bond:
4.01%, 9/15/17	MYR	1,870	423,278
4.24%, 2/07/18		3,050	693,735
3.26%, 3/01/18		1,100	247,968
Mexican Bonos, 7.75%, 12/14/17 (e)	MXN	15,500	781,091
Serbia Government Bond, 4.88%, 2/25/20 (c)	USD	300	309,863
Spain Government Bond, 2.75%, 10/31/24 (c)	EUR	275	323,964
Ukraine Government International Bond (c):
7.75%, 9/01/20	USD	160	158,800
0.00%, 5/31/40 (b)		40	12,184
Vietnam Government International Bond, 6.75%, 1/29/20 (c)		320	350,147
Total Foreign Agency Obligations — 3.5%			6,459,221

Municipal Bonds
California Statewide Communities Development Authority, Refunding RB, 2.63%, 11/01/33 (b)		20	20,269
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, 5.00%, 11/15/25		10	11,838
Clark County School District, GO, Refunding, Series D, 5.00%, 6/15/23		80	93,780
Industry Public Facilities Authority, Refunding, Tax Allocation Bonds, 4.29%, 1/01/23		400	412,432
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	122,779

6	FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

Municipal Bonds	Par (000)		Value
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 2/15/25	USD	50	$59,661
Port Authority of New York & New Jersey, ARB, Series 1927d Series, 4.81%, 10/15/65		800	883,648
Port Authority of New York & New Jersey, RB, 4.82%, 6/01/45		200	211,552
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	276,250
State of California, GO, Refunding, 5.00%, 9/01/29		70	82,543
State of California, GO, Various Purposes, 6.00%, 11/01/39		210	236,214
State of Minnesota, GO, Refunding:
Series D, 5.00%, 8/01/25		35	42,654
Series F, 4.00%, 10/01/24		200	223,896
State of Texas, GO, Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/26		345	417,640
University of California, Refunding RB, Series J, 4.13%, 5/15/45		450	452,619
University of Texas System, RB, Series J, 5.00%, 8/15/25		45	54,403
Total Municipal Bonds — 2.0%			3,602,178

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 2.82%, 10/25/34 (b)		114	111,792
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, 1.66%, 11/25/34 (b)		45	43,554
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 5/25/42 (b)(c)		71	70,813
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 9/25/19		32	32,885
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 3.20%, 3/26/36 (b)(c)		120	121,271
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 3.01%, 11/25/34 (b)		84	84,857

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued):
Series 2007-3, Class 3A1, 5.50%, 4/25/22	USD	13	$13,149

			478,321
Commercial Mortgage-Backed Securities — 3.0%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.63%, 6/10/49 (b)		735	737,587
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class AJ, 5.70%, 7/10/46 (b)		207	206,850
Bear Stearns Commercial Mortgage Securities Trust (b):
Series 2005-T20, Class E, 5.12%, 10/12/42		800	783,272
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		45	44,889
Series 2007-PW16, Class AM, 5.70%, 6/11/40		950	956,339
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		110	104,389
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 4/20/50 (c)		419	416,553
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 2/10/34 (c)		400	409,625
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (b)(c)		150	155,032
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b)		170	170,012
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		660	105,846
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7 (b):
Class AJ, 5.77%, 7/10/38		382	320,903
Class AM, 5.77%, 7/10/38		81	81,033
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 5/12/45 (b)		210	31,446
Series 2006-CB17, Class AM, 5.46%, 12/12/43		74	73,841

FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017	7

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust (b):
Series 2006-HQ8, Class AJ, 5.49%, 3/12/44	USD	44	$44,497
Series 2007-IQ16, Class AM, 6.05%, 12/12/49		850	867,020

			5,509,134
Total Non-Agency Mortgage-Backed Securities — 3.3%			5,987,455

Other Interests — 0.0% (f)	Beneficial Interest (000)
General Motors II		7	—

Preferred Securities

Capital Trusts	Par (000)
Diversified Financial Services — 0.3%
JPMorgan Chase & Co., Series X, 6.10% (b)(g)		600	629,838
Electric Utilities — 0.3%
Electricite de France SA, 5.25% (b)(c)(g)		500	488,750
Total Preferred Securities — 0.6%			1,118,588

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Fannie Mae, 5.38%, 6/12/17		1,000	1,013,220
Freddie Mac, 6.25%, 7/15/32		800	1,117,228

			2,130,448
Collateralized Mortgage Obligations — 5.1%
Fannie Mae Connecticut Avenue Securities (b):
Series 2014-C04, Class 1M2, 5.68%, 11/25/24		109	120,911
Series 2014-C04, Class 1M2, 5.78%, 11/25/24		238	261,398
Series 2015-C01, Class 2M2, 5.33%, 2/25/25		707	748,663
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 1.03%, 2/25/37 (b)		238	236,936

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (b):
Series 2014-DN1, Class M2, 2.98%, 2/25/24	USD	250	$256,671
Series 2014-DN4, Class M3, 5.33%, 10/25/24		250	269,351
Series 2015-DN1, Class M3, 4.93%, 1/25/25		500	534,253
Series 2015-DNA3, Class M2, 3.63%, 4/25/28		1,150	1,190,446
Series 2015-HQ1, Class M3, 4.58%, 3/25/25		980	1,040,322
Series 2015-HQA1, Class M2, 3.43%, 3/25/28		1,397	1,431,119
Series 2015-HQA2, Class M2, 3.58%, 5/25/28		243	250,156
Series 2016-DNA1, Class M2, 3.68%, 7/25/28		250	260,259
Series 2016-DNA2, Class M2, 2.98%, 10/25/28		1,150	1,168,904
Series 2016-HQA1, Class M2, 3.53%, 9/25/28		600	624,826
Series 2016-HQA2, Class M2, 3.03%, 11/25/28		730	748,070
Series 2016-HQA3, Class M2, 2.13%, 3/25/29		250	250,394

			9,392,679
Mortgage-Backed Securities — 14.5%
Fannie Mae Mortgage-Backed Securities:
1.85%, 9/01/34 (b)		249	263,139
2.36%, 5/01/33 (b)		11	11,077
2.49%, 10/01/32 (b)		36	37,110
2.54%, 4/01/35 (b)		139	146,506
2.56%, 4/01/35 (b)		17	17,795
3.50%, 7/01/46		4,970	5,100,865
5.00%, 8/01/35 - 4/01/37		118	130,201
5.50%, 11/01/34 - 3/01/36		1,118	1,261,713
6.00%, 6/01/21 - 9/01/38		427	481,573
6.50%, 1/01/36		27	29,903
Freddie Mac Mortgage-Backed Securities:
1.85%, 11/01/27 (b)		126	129,911
2.95%, 4/01/32 (b)		39	40,985
3.04%, 9/01/32 (b)		9	9,238
3.50%, 8/01/46		3,188	3,270,787
4.00%, 6/01/46 - 8/01/46		10,501	11,047,362
4.50%, 9/01/20		11	11,436
5.00%, 7/01/23 - 2/01/39		495	540,886
5.50%, 11/01/37		2	1,786
6.00%, 10/01/21 - 4/01/38		53	57,604
6.50%, 9/01/38		3	3,776

8	FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 8/01/46	USD	3,803	$3,958,743
6.50%, 12/01/37 - 7/01/38		113	130,065

			26,682,461
Total U.S. Government Sponsored Agency Securities — 20.8%			38,205,588

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.50%, 2/15/39		100	110,805
4.63%, 2/15/40		400	517,516
3.88%, 8/15/40		1,300	1,513,789
4.75%, 2/15/41		725	956,774
4.38%, 5/15/41		100	125,418
3.75%, 8/15/41		1,000	1,142,344
3.13%, 11/15/41		100	103,066
3.13%, 2/15/42		100	103,066
3.00%, 5/15/42		100	100,769
2.75%, 8/15/42		2,200	2,113,289
2.88%, 5/15/43		2,800	2,748,486
2.88%, 8/15/45		600	587,485
2.50%, 2/15/46		900	814,535
U.S. Treasury Inflation Indexed Bonds:
0.63%, 1/15/24		2,173	2,239,992
0.13%, 7/15/24		5,470	5,456,863
2.38%, 1/15/25		909	1,057,018
U.S. Treasury Notes:
3.13%, 5/15/21		3,300	3,478,537
2.00%, 10/31/21		1,100	1,106,230
Total U.S. Treasury Obligations — 13.2%			24,275,982

Warrants — 0.0%	Shares		Value
Oil, Gas & Consumable Fuels — 0.0%
Halcon Resources Corp., (Issued/exercisable 9/13/16, 1 Share for 1 Warrant, Expires 9/09/20, Strike Price $14.04) (a)		583	$1,160
Total Long-Term Investments (Cost — $170,167,256) — 92.3%			169,508,293

Short-Term Securities	Par (000)

Time Deposits — 3.1%
Europe — 0.1%
DNB ASA., (0.58%), 3/01/17	EUR	105	111,519
Japan — 0.0%
Brown Brothers Harriman & Co., (0.20%), 3/01/17	JPY	965	8,590
New Zealand — 0.0%
Brown Brothers Harriman & Co., 0.80%, 3/01/17	NZD	2	1,268
United States — 3.0%
Deutsche Bank AG., 0.66%, 3/01/17	USD	5,654	5,653,509
Total Short-Term Securities (Cost — $5,774,886) — 3.1%			5,774,886
Total Investments (Cost — $175,942,142*) — 95.4%			175,283,179
Other Assets Less Liabilities — 4.6%			8,329,110

Net Assets — 100.0%			$183,612,289

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$176,017,713

Gross unrealized appreciation	$3,479,318
Gross unrealized depreciation	(4,213,852)

Net unrealized depreciation	$(734,534)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(e)	Security trades in units with each unit equal to a par amount of MXN 100.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Perpetual security with no stated maturity date.

FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017	9

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
32	10-Year Australian T-Bond	March 2017	$3,146,436	$33,147

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	196,632	USD	208,927	Barclays Bank PLC	5/18/17	$(608)
EUR	66,164	USD	70,299	Citibank N.A.	5/18/17	(203)
EUR	65,940	USD	70,087	Deutsche Bank AG	5/18/17	(228)
EUR	858,303	USD	912,290	Deutsche Bank AG	5/18/17	(2,973)
EUR	2,109,148	USD	2,240,778	JPMorgan Chase Bank N.A.	5/18/17	(6,269)
JPY	102,150,000	USD	909,617	Deutsche Bank AG	5/18/17	(345)
USD	504,829	INR	33,975,000	Deutsche Bank AG	5/18/17	(4,315)
USD	193,126	INR	13,000,000	JPMorgan Chase Bank N.A.	5/18/17	(1,690)
USD	2,137,582	MXN	43,150,000	JPMorgan Chase Bank N.A.	5/18/17	(9,763)
USD	242,041	PHP	12,276,300	JPMorgan Chase Bank N.A.	5/18/17	(2,393)
EUR	223,226	USD	245,370	Deutsche Bank AG	5/18/17	(8,048)
EUR	95,000	USD	101,147	Deutsche Bank AG	5/18/17	(147)
EUR	103,507	USD	110,690	Deutsche Bank AG	5/18/17	(647)
EUR	208,218	USD	221,211	Deutsche Bank AG	5/18/17	156
EUR	250,000	USD	268,963	Deutsche Bank AG	5/18/17	(3,175)
EUR	415,807	USD	445,953	JPMorgan Chase Bank N.A.	5/18/17	(3,888)
INR	33,975,000	USD	488,849	Deutsche Bank AG	5/18/17	16,294
INR	13,000,000	USD	188,406	JPMorgan Chase Bank N.A.	5/18/17	4,879
MXN	9,650,000	USD	465,734	JPMorgan Chase Bank N.A.	5/18/17	9,376
MXN	22,000,000	USD	1,059,118	JPMorgan Chase Bank N.A.	5/18/17	24,034
MXN	11,500,000	USD	547,176	JPMorgan Chase Bank N.A.	5/18/17	19,017
PHP	12,276,300	USD	249,164	JPMorgan Chase Bank N.A.	5/18/17	(6,848)
USD	41,507	EUR	36,980	Barclays Bank PLC	5/18/17	2,192
USD	177,244	EUR	159,652	Barclays Bank PLC	5/18/17	7,510
USD	73,452	EUR	66,164	Citibank N.A.	5/18/17	3,110
USD	408,583	EUR	364,000	Deutsche Bank AG	5/18/17	21,597
USD	1,061,743	EUR	945,891	Deutsche Bank AG	5/18/17	56,121
USD	529,794	EUR	494,303	Deutsche Bank AG	5/18/17	4,276
USD	93,190	EUR	82,955	JPMorgan Chase Bank N.A.	5/18/17	4,996
USD	2,712,452	EUR	2,442,000	JPMorgan Chase Bank N.A.	5/18/17	116,243
USD	901,032	JPY	102,150,000	Deutsche Bank AG	5/18/17	(11,203)
Total						$227,058

10	FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Toys R Us, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	270	$20,137	$33,604	$(13,467)
Toys R Us, Inc.	5.00%	Goldman Sachs International	12/20/18	USD	300	22,375	48,105	(25,730)
Total						$42,512	$81,709	$(39,197)

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Depreciation
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	3/20/23	BB-	USD	500	$(68,888)	$(23,177)	$(45,711)
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

ARB	Airport Revenue Bonds
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
EDA	Economic Development Authority
EUR	Euro
GO	General Obligation Bonds
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
RB	Revenue Bonds
USD	U.S. Dollar

FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017	11

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$276,202	—	—	$276,202
Asset-Backed Securities	—	$22,078,070	—	22,078,070
Corporate Bonds	—	62,435,129	—	62,435,129
Floating Rate Loan Interests	—	4,897,815	$170,905	5,068,720
Foreign Agency Obligations	—	6,459,221	—	6,459,221
Municipal Bonds	—	3,602,178	—	3,602,178
Non-Agency Mortgage-Backed Securities	—	5,987,455	—	5,987,455
Preferred Securities	—	1,118,588	—	1,118,588
U.S. Government Sponsored Agency Securities	—	38,205,588	—	38,205,588
U.S. Treasury Obligations	—	24,275,982	—	24,275,982
Warrants	1,160	—	—	1,160
Short-Term Investments:
Time Deposits	—	5,774,886	—	5,774,886
Liabilities:
Unfunded Floating Rate Loan Interests	—	—	(2,347)	(2,347)

Total	$277,362	$174,834,912	$168,558	$175,280,832

12	FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (concluded)	FDP BlackRock CoreAlpha Bond Fund (fka FDP BlackRock Franklin Templeton Total Return Fund)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$33,147	—	—	$33,147
Foreign currency exchange contracts	—	$289,801	—	289,801
Liabilities:
Credit contracts	—	(84,908)	—	(84,908)
Foreign currency exchange contracts	—	(62,743)	—	(62,743)

Total	$33,147	$142,150	—	$175,297

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Values	Asset-Backed Securities	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Total
Opening Balance, as of May 31, 2016	$2,829,260	$391,877	$(8,960)	$3,212,177
Transfers into Level 3	—	203,915	—	203,915
Transfers out of Level 3[1]	(2,829,260)	(391,877)	—	(3,221,137)
Accrued discounts/premiums	—	(41)	—	(41)
Net realized gain (loss)	—	(178)	—	(178)
Net change in unrealized appreciation (depreciation)[2]	—	339	6,613	6,952
Purchases	—	—	—	—
Sales	—	(33,130)	—	(33,130)

Closing Balance, as of February 28, 2017	—	$170,905	$(2,347)	$168,558

Net change in unrealized appreciation/depreciation on investments still held at February 28, 2017[2]	—	$339	$6,613	$6,952

[1]    As of May 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

FDP BLACKROCK COREALPHA BOND FUND	FEBRUARY 28, 2017	13

Schedule of Investments February 28, 2017 (Unaudited)	FDP BlackRock Invesco Value Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Arconic, Inc.	32,852	$945,809
Textron, Inc.	34,426	1,628,350

		2,574,159
Auto Components — 1.4%
Johnson Controls International PLC	40,246	1,687,935
Automobiles — 2.0%
General Motors Co.	65,632	2,417,883
Banks — 21.2%
Bank of America Corp.	226,826	5,598,066
Citigroup, Inc.	114,178	6,828,986
Citizens Financial Group, Inc.	39,616	1,480,450
Fifth Third Bancorp	85,046	2,333,662
JPMorgan Chase & Co.	57,584	5,218,262
KeyCorp	29,593	555,461
PNC Financial Services Group, Inc. (a)	500	63,615
U.S. Bancorp	9,130	502,150
Wells Fargo & Co.	43,823	2,536,475

		25,117,127
Biotechnology — 2.4%
AbbVie, Inc.	13,060	807,630
Biogen, Inc. (b)	3,979	1,148,339
Bioverativ, Inc. (b)	1	26
Gilead Sciences, Inc.	12,420	875,362

		2,831,357
Capital Markets — 6.4%
Bank of New York Mellon Corp.	37,829	1,783,259
Goldman Sachs Group, Inc.	5,804	1,439,740
Morgan Stanley	54,589	2,493,080
State Street Corp.	22,738	1,812,446

		7,528,525
Chemicals — 0.6%
CF Industries Holdings, Inc.	23,592	741,261
Communications Equipment — 2.6%
Cisco Systems, Inc.	90,458	3,091,854
Consumer Finance — 1.5%
Ally Financial, Inc.	81,402	1,830,731
Diversified Telecommunication Services — 0.6%
Frontier Communications Corp.	236,592	693,215
Electric Utilities — 0.7%
FirstEnergy Corp.	25,761	835,429
Electrical Equipment — 2.5%
Eaton Corp. PLC	21,575	1,552,968
Emerson Electric Co.	23,437	1,408,564

		2,961,532

Common Stocks	Shares	Value
Energy Equipment & Services — 1.5%
Halliburton Co.	25,023	$1,337,730
Weatherford International PLC (b)	76,322	431,982

		1,769,712
Food & Staples Retailing — 1.9%
CVS Health Corp.	12,336	994,035
Wal-Mart Stores, Inc.	17,367	1,231,841

		2,225,876
Food Products — 0.3%
Mondelez International, Inc., Class A	7,757	340,687
Health Care Equipment & Supplies — 0.8%
Medtronic PLC	11,598	938,394
Health Care Providers & Services — 1.8%
Anthem, Inc.	8,936	1,472,832
Cardinal Health, Inc.	4,400	358,028
McKesson Corp.	2,392	359,111

		2,189,971
Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	62,885	3,518,416
Industrial Conglomerates — 1.2%
General Electric Co.	46,596	1,389,027
Insurance — 5.5%
Aflac, Inc.	12,450	900,757
Allstate Corp.	20,566	1,689,703
American International Group, Inc.	26,094	1,667,928
MetLife, Inc.	43,281	2,269,656

		6,528,044
Internet Software & Services — 1.8%
eBay, Inc. (b)	52,861	1,791,988
Yahoo!, Inc. (b)	8,780	400,895

		2,192,883
IT Services — 0.8%
PayPal Holdings, Inc. (b)	22,789	957,138
Machinery — 2.5%
Caterpillar, Inc.	23,197	2,242,222
Ingersoll-Rand PLC	8,865	703,526

		2,945,748
Media — 3.5%
CBS Corp., Class B	11,595	764,342
Charter Communications, Inc., Class A (b)	2,299	742,715
Comcast Corp., Class A	32,074	1,200,209

FDP BLACKROCK INVESCO VALUE FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Common Stocks	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc., Class B	48,022	$1,409,446

		4,116,712
Metals & Mining — 0.4%
Alcoa Corp.	12,314	425,930
Multiline Retail — 0.7%
Target Corp.	14,922	876,966
Oil, Gas & Consumable Fuels — 14.1%
BP PLC - ADR	59,216	2,008,607
Canadian Natural Resources Ltd.	31,988	917,349
Chevron Corp.	19,119	2,150,887
Devon Energy Corp.	45,177	1,958,875
Hess Corp.	26,276	1,351,637
Marathon Oil Corp.	77,369	1,237,904
Occidental Petroleum Corp.	15,290	1,002,260
QEP Resources, Inc. (b)	58,563	805,827
Royal Dutch Shell PLC - ADR, Class A	45,064	2,338,371
Suncor Energy, Inc.	93,719	2,936,216

		16,707,933
Paper & Forest Products — 0.9%
International Paper Co.	19,480	1,026,596
Personal Products — 0.6%
Unilever NV - NY Shares	14,904	705,406
Pharmaceuticals — 6.6%
Merck & Co., Inc.	28,463	1,874,858
Mylan NV (b)	7,915	331,243
Novartis AG, Registered Shares	18,160	1,418,149
Pfizer, Inc.	69,536	2,372,568
Sanofi - ADR	42,153	1,818,059

		7,814,877
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	39,231	1,420,162
Software — 1.8%
Microsoft Corp.	27,105	1,734,178

Common Stocks	Shares	Value
Software (continued)
Symantec Corp.	12,430	$355,125

		2,089,303
Specialty Retail — 0.6%
Advance Auto Parts, Inc.	4,762	745,777
Technology Hardware, Storage & Peripherals — 2.0%
HP, Inc.	20,345	353,393
NetApp, Inc.	48,408	2,024,906

		2,378,299
Textiles, Apparel & Luxury Goods — 0.7%
Michael Kors Holdings Ltd. (b)	23,352	852,348
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	228,085	571,209
Total Long-Term Investments (Cost — $79,242,289) — 98.8%		117,038,422

Short-Term Securities	Par (000)

Time Deposits — 0.0%
United States — 0.0%
Wells Fargo N.A., 0.66%, 3/01/17	$30	30,407
Total Short-Term Securities (Cost — $30,407) — 0.0%		30,407
Total Investments (Cost — $79,272,696*) — 98.8%		117,068,829
Other Assets Less Liabilities — 1.2%		1,468,443

Net Assets — 100.0%		$118,537,272

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$80,261,935

Gross unrealized appreciation	$41,013,637
Gross unrealized depreciation	(4,206,743)

Net unrealized appreciation	$36,806,894

Notes to Schedule of Investments

(a)	During the period ended February 28, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	FDP BLACKROCK INVESCO VALUE FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Financial Services Group, Inc.	500	—	500	$63,615	$825	—	$18,745

(b)	Non-income producing security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	12,283	USD	9,326	Royal Bank of Canada	3/17/17	$(77)
CHF	14,401	USD	14,335	Barclays Bank PLC	3/17/17	15
GBP	4,678	USD	5,811	Goldman Sachs International	3/17/17	(5)
USD	850,409	CAD	1,109,062	Barclays Bank PLC	3/17/17	15,313
USD	850,586	CAD	1,109,070	Canadian Imperial Bank of Commerce	3/17/17	15,482
USD	851,052	CAD	1,109,062	Goldman Sachs International	3/17/17	15,956
USD	851,075	CAD	1,109,062	Royal Bank of Canada	3/17/17	15,978
USD	293,926	CHF	294,837	Barclays Bank PLC	3/17/17	121
USD	293,955	CHF	294,837	Canadian Imperial Bank of Commerce	3/17/17	150
USD	293,883	CHF	294,835	Goldman Sachs International	3/17/17	79
USD	293,917	CHF	294,837	Royal Bank of Canada	3/17/17	112
USD	1,046,759	EUR	985,502	Barclays Bank PLC	3/17/17	2,044
USD	1,050,150	EUR	985,502	Canadian Imperial Bank of Commerce	3/17/17	5,435
USD	1,046,895	EUR	985,502	Goldman Sachs International	3/17/17	2,180
USD	1,047,049	EUR	985,495	Royal Bank of Canada	3/17/17	2,341
USD	536,108	GBP	429,746	Barclays Bank PLC	3/17/17	2,677
USD	536,009	GBP	429,735	Canadian Imperial Bank of Commerce	3/17/17	2,591
USD	58,097	GBP	46,691	Citibank N.A.	3/17/17	141
USD	535,835	GBP	429,735	Goldman Sachs International	3/17/17	2,417
USD	36,133	GBP	28,998	Goldman Sachs International	3/17/17	139
USD	535,962	GBP	429,735	Royal Bank of Canada	3/17/17	2,543
Total						$85,632

FDP BLACKROCK INVESCO VALUE FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

4	FDP BLACKROCK INVESCO VALUE FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$2,574,159	—	—	$2,574,159
Auto Components	1,687,935	—	—	1,687,935
Automobiles	2,417,883	—	—	2,417,883
Banks	25,117,127	—	—	25,117,127
Biotechnology	2,831,357	—	—	2,831,357
Capital Markets	7,528,525	—	—	7,528,525
Chemicals	741,261	—	—	741,261
Communications Equipment	3,091,854	—	—	3,091,854
Consumer Finance	1,830,731	—	—	1,830,731
Diversified Telecommunication Services	693,215	—	—	693,215
Electric Utilities	835,429	—	—	835,429
Electrical Equipment	2,961,532	—	—	2,961,532
Energy Equipment & Services	1,769,712	—	—	1,769,712

FDP BLACKROCK INVESCO VALUE FUND	FEBRUARY 28, 2017	5

Schedule of Investments (concluded)	FDP BlackRock Invesco Value Fund

	Level 1	Level 2	Level 3	Total
Food & Staples Retailing	$2,225,876	—	—	$2,225,876
Food Products	340,687	—	—	340,687
Health Care Equipment & Supplies	938,394	—	—	938,394
Health Care Providers & Services	2,189,971	—	—	2,189,971
Hotels, Restaurants & Leisure	3,518,416	—	—	3,518,416
IT Services	957,138	—	—	957,138
Industrial Conglomerates	1,389,027	—	—	1,389,027
Insurance	6,528,044	—	—	6,528,044
Internet Software & Services	2,192,883	—	—	2,192,883
Machinery	2,945,748	—	—	2,945,748
Media	4,116,712	—	—	4,116,712
Metals & Mining	425,930	—	—	425,930
Multiline Retail	876,966	—	—	876,966
Oil, Gas & Consumable Fuels	16,707,933	—	—	16,707,933
Paper & Forest Products	1,026,596	—	—	1,026,596
Personal Products	705,406	—	—	705,406
Pharmaceuticals	6,396,728	$1,418,149	—	7,814,877
Semiconductors & Semiconductor Equipment	1,420,162	—	—	1,420,162
Software	2,089,303	—	—	2,089,303
Specialty Retail	745,777	—	—	745,777
Technology Hardware, Storage & Peripherals	2,378,299	—	—	2,378,299
Textiles, Apparel & Luxury Goods	852,348	—	—	852,348
Wireless Telecommunication Services	—	571,209	—	571,209
Short-Term Securities
Time Deposits	—	30,407	—	30,407

Total	$115,049,064	$2,019,765	—	$117,068,829

Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$85,714	—	$85,714
Liabilities:
Forward foreign currency exchange contracts	—	(82)	—	(82)

Total	—	$85,632	—	$85,632

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2017, there were no transfers between levels.

6	FDP BLACKROCK INVESCO VALUE FUND	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	FDP BlackRock Janus Growth Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
General Dynamics Corp.	7,524	$1,428,130
Northrop Grumman Corp.	3,700	914,233
Teledyne Technologies, Inc. (a)	5,743	754,688

		3,097,051
Airlines — 1.2%
United Continental Holdings, Inc. (a)	19,022	1,409,340
Auto Components — 1.0%
Delphi Automotive PLC	14,828	1,128,856
Beverages — 1.5%
Coca-Cola Co.	40,863	1,714,611
Biotechnology — 6.6%
Alder Biopharmaceuticals, Inc. (a)	18,136	414,408
Amgen, Inc.	12,887	2,275,095
Biogen, Inc. (a)	6,023	1,738,238
Celgene Corp. (a)	15,332	1,893,655
Regeneron Pharmaceuticals, Inc. (a)	3,787	1,414,444

		7,735,840
Building Products — 0.6%
AO Smith Corp.	14,689	739,738
Capital Markets — 1.1%
Blackstone Group LP	14,381	424,815
TD Ameritrade Holding Corp.	22,649	885,576

		1,310,391
Chemicals — 1.9%
Air Products & Chemicals, Inc.	10,220	1,435,603
Monsanto Co.	6,601	751,392

		2,186,995
Communications Equipment — 0.6%
CommScope Holding Co., Inc. (a)	17,313	658,760
Construction Materials — 1.1%
Vulcan Materials Co.	10,615	1,280,275
Consumer Finance — 0.5%
Synchrony Financial	17,211	623,727
Containers & Packaging — 0.9%
Sealed Air Corp.	21,536	1,000,993
Diversified Consumer Services — 0.8%
ServiceMaster Global Holdings, Inc. (a)	22,038	877,773
Diversified Financial Services — 1.1%
Intercontinental Exchange, Inc.	12,965	740,691

Common Stocks	Shares	Value
Diversified Financial Services (continued)
S&P Global, Inc.	3,886	$503,120

		1,243,811
Electrical Equipment — 1.7%
AMETEK, Inc.	18,988	1,024,783
Sensata Technologies Holding NV (a)	23,907	981,382

		2,006,165
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	20,539	1,421,504
Flex Ltd. (a)	41,666	687,073
National Instruments Corp.	8,463	272,847

		2,381,424
Energy Equipment & Services — 0.1%
Halliburton Co.	2,378	127,128
Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	8,803	1,559,715
Kroger Co.	26,085	829,503
Sysco Corp.	21,426	1,129,579

		3,518,797
Food Products — 1.1%
Hershey Co.	11,663	1,263,686
Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp. (a)	52,730	1,294,522
Cooper Cos., Inc.	2,945	586,467
Thermo Fisher Scientific, Inc.	5,816	917,067

		2,798,056
Health Care Providers & Services — 3.0%
Aetna, Inc.	12,676	1,632,162
Envision Healthcare Corp. (a)	8,254	577,780
Universal Health Services, Inc., Class B	9,849	1,237,034

		3,446,976
Heath Care Technology — 1.0%
athenahealth, Inc. (a)	10,319	1,216,920
Hotels, Restaurants & Leisure — 4.3%
Aramark	41,180	1,471,773
Dunkin’ Brands Group, Inc.	20,201	1,111,257
Norwegian Cruise Line Holdings Ltd. (a)	12,407	629,035
Starbucks Corp.	31,408	1,786,173

		4,998,238

FDP BLACKROCK JANUS GROWTH FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	FDP BlackRock Janus Growth Fund

Common Stocks	Shares	Value
Industrial Conglomerates — 0.3%
Roper Technologies, Inc.	1,493	$312,336
Insurance — 0.4%
Progressive Corp.	10,840	424,711
Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc. (a)	4,589	3,877,888
Liberty Interactive Corp QVC Group, Series A (a)	25,537	482,139
Priceline Group, Inc. (a)	749	1,291,373

		5,651,400
Internet Software & Services — 8.7%
Alphabet, Inc., Class A (a)	7,222	6,102,084
CoStar Group, Inc. (a)	3,482	707,473
Facebook, Inc., Class A (a)	24,879	3,372,100

		10,181,657
IT Services — 4.8%
Amdocs Ltd.	14,128	856,863
Gartner, Inc. (a)	5,911	610,074
Mastercard, Inc., Class A	16,539	1,826,898
Visa, Inc., Class A	26,261	2,309,393

		5,603,228
Leisure Products — 1.0%
Mattel, Inc.	16,470	423,773
Polaris Industries, Inc.	8,722	743,202

		1,166,975
Machinery — 1.0%
Illinois Tool Works, Inc.	8,573	1,131,722
Media — 2.3%
Comcast Corp., Class A	73,322	2,743,709
Multiline Retail — 0.5%
Dollar Tree, Inc. (a)	7,729	592,660
Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.	4,766	308,122
Antero Resources Corp. (a)	4,373	104,864
Enterprise Products Partners LP	10,695	299,781

		712,767
Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A	13,049	1,081,110
Pharmaceuticals — 4.4%
Allergan PLC	6,018	1,473,327
Eli Lilly & Co.	26,334	2,180,719
Jazz Pharmaceuticals PLC (a)	5,129	680,208
Pfizer, Inc.	22,494	767,495

		5,101,749
Professional Services — 1.6%
Equifax, Inc.	2,906	381,006

Common Stocks	Shares	Value
Professional Services (continued)
Nielsen Holdings PLC	16,349	$725,242
Verisk Analytics, Inc. (a)	9,095	754,157

		1,860,405
Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	17,562	2,015,942
Lamar Advertising Co., Class A	6,900	520,812
Simon Property Group, Inc.	3,290	606,676

		3,143,430
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	3,293	377,707
Road & Rail — 1.6%
CSX Corp.	39,553	1,920,694
Semiconductors & Semiconductor Equipment — 1.7%
Microchip Technology, Inc.	12,056	874,301
Texas Instruments, Inc.	15,031	1,151,675

		2,025,976
Software — 11.2%
Activision Blizzard, Inc.	33,276	1,501,746
Adobe Systems, Inc. (a)	16,610	1,965,627
Cadence Design Systems, Inc. (a)	35,960	1,111,164
Microsoft Corp.	60,386	3,863,496
salesforce.com, Inc. (a)	22,737	1,849,655
SS&C Technologies Holdings, Inc.	16,255	569,250
Tyler Technologies, Inc. (a)	7,516	1,139,801
Ultimate Software Group, Inc. (a)	5,389	1,042,179

		13,042,918
Specialty Retail — 3.4%
AutoZone, Inc. (a)	1,547	1,139,443
L Brands, Inc.	10,063	529,515
Lowe’s Cos., Inc.	20,469	1,522,279
Tractor Supply Co.	11,814	837,731

		4,028,968
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	24,151	3,308,445
Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.	7,292	641,769
NIKE, Inc., Class B	23,558	1,346,575

		1,988,344
Tobacco — 2.5%
Altria Group, Inc.	39,190	2,936,115
Trading Companies & Distributors — 0.4%
Fastenal Co.	9,004	450,470

2	FDP BLACKROCK JANUS GROWTH FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock Janus Growth Fund

Common Stocks	Shares	Value
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc. (a)	18,192	$1,137,546

Value
Total Investments (Cost — $96,183,826*) — 100.8%	$117,690,593
Liabilities in Excess of Other Assets — (0.8)%	(923,275)

Net Assets — 100.0%	$116,767,318

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$96,743,267

Gross unrealized appreciation	$23,050,572
Gross unrealized depreciation	(2,103,246)

Net unrealized appreciation	$20,947,326

Notes to Schedule of Investments

(a)	Non-income producing security.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

FDP BLACKROCK JANUS GROWTH FUND	FEBRUARY 28, 2017	3

Schedule of Investments (concluded)	FDP BlackRock Janus Growth Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$117,690,593	—	—	$117,690,593

[1] See above Schedule of Investments for values in each industry.

During the period ended February 28, 2017, there were no transfers between levels.

4	FDP BLACKROCK JANUS GROWTH FUND	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	FDP BlackRock MFS Research International Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.3%
AMP Ltd.	263,664	$985,542
APA Group (a)	139,199	902,647
Brambles Ltd.	230,944	1,648,379
Iluka Resources Ltd.	115,437	598,297
Oil Search Ltd.	139,370	744,323
Orica Ltd.	49,992	700,354

		5,579,542
Belgium — 1.1%
KBC Group NV	23,519	1,439,318
Bermuda — 0.7%
Hiscox Ltd.	62,672	843,947
Brazil — 0.5%
AMBEV SA - ADR	117,365	667,807
Canada — 1.1%
Element Fleet Management Corp.	64,565	683,955
Enbridge, Inc.	17,941	755,084

		1,439,039
China — 3.3%
AIA Group Ltd.	362,600	2,288,711
Alibaba Group Holding Ltd. - ADR (b)	11,154	1,147,746
China Resources Gas Group Ltd.	268,000	818,499

		4,254,956
France — 8.6%
BNP Paribas SA	28,240	1,652,334
Danone SA	31,560	2,087,946
Engie SA	69,912	855,393
L’Oreal SA	9,196	1,712,054
Legrand SA	10,420	588,354
LVMH Moet Hennessy Louis Vuitton SE	8,306	1,668,513
Schneider Electric SE	36,747	2,489,804

		11,054,398
Germany — 7.0%
Bayer AG, Registered Shares	26,858	2,956,201
GEA Group AG	33,636	1,307,338
LEG Immobilien AG (b)	21,370	1,759,880
Linde AG	12,299	1,997,143
Symrise AG	16,614	1,032,490

		9,053,052
Hong Kong — 0.9%
Esprit Holdings Ltd. (b)	310,700	294,192
Techtronic Industries Co. Ltd.	258,000	923,206

		1,217,398

Common Stocks	Shares	Value
India — 1.0%
HDFC Bank Ltd. - ADR	17,462	$1,251,851
Ireland — 0.6%
Paddy Power Betfair PLC	6,556	717,769
Israel — 1.4%
Check Point Software Technologies Ltd. (b)	10,051	994,144
Mellanox Technologies, Ltd. (b)	16,059	777,256

		1,771,400
Italy — 3.7%
Cerved Information Solutions SpA	36,645	327,099
Enel SpA	281,158	1,206,642
Eni SpA	101,694	1,568,856
Intesa Sanpaolo SpA	738,862	1,720,359

		4,822,956
Japan — 19.5%
AEON Financial Service Co. Ltd.	81,500	1,577,181
Daikin Industries Ltd.	18,100	1,717,790
Japan Tobacco, Inc.	41,900	1,401,773
KDDI Corp.	83,500	2,182,066
Koito Manufacturing Co. Ltd.	21,900	1,129,326
Kubota Corp.	115,300	1,834,711
Mitsubishi Corp.	22,000	496,632
Mitsui Fudosan Co. Ltd.	56,000	1,267,105
Nippon Paint Holdings Co. Ltd.	27,300	881,752
Nomura Research Institute Ltd.	16,101	556,287
Ryohin Keikaku Co. Ltd.	2,800	592,104
Santen Pharmaceutical Co. Ltd.	131,300	1,882,422
Shionogi & Co. Ltd.	15,000	734,620
Softbank Group Corp.	19,000	1,417,494
Sumitomo Mitsui Financial Group, Inc.	40,900	1,593,349
Sundrug Co. Ltd.	17,700	1,165,328
Terumo Corp.	10,600	367,595
Toto Ltd.	37,400	1,438,928
USS Co. Ltd.	92,500	1,585,317
Yamato Holdings Co. Ltd.	59,700	1,303,154

		25,124,934
Netherlands — 2.1%
ABN AMRO Group NV (c)	35,529	814,073
Akzo Nobel NV	29,044	1,947,281

		2,761,354
Norway — 1.0%
DNB ASA	76,558	1,255,212
Portugal — 0.8%
Galp Energia SGPS SA	66,805	983,302
Singapore — 0.8%
Broadcom Ltd.	4,718	995,168

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Common Stocks	Shares	Value
South Africa — 0.3%
Clicks Group Ltd.	34,133	$334,369
South Korea — 1.4%
NAVER Corp.	1,135	778,162
Samsung Electronics Co. Ltd.	585	994,168

		1,772,330
Spain — 1.2%
Aena SA (c)	3,601	514,393
Amadeus IT Group SA	22,279	1,034,655

		1,549,048
Sweden — 0.3%
Com Hem Holding AB	12,371	138,648
Telefonaktiebolaget LM Ericsson, Class B	43,418	281,711

		420,359
Switzerland — 16.7%
Dufry AG (b)	4,315	622,293
Julius Baer Group Ltd. (b)	18,332	896,576
Nestle SA, Registered Shares	59,755	4,409,808
Novartis AG, Registered Shares (b)	52,077	4,066,792
Roche Holding AG	16,320	3,972,358
Schindler Holding AG, Participation Certificates	7,486	1,447,680
Sika AG, Bearer Shares	213	1,198,707
Swiss Re AG	11,663	1,043,206
UBS Group AG, Registered Shares	139,717	2,153,855
Zurich Insurance Group AG (b)	6,125	1,690,335

		21,501,610
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	217,439	1,332,147
Thailand — 0.6%
Advanced Info Service PCL, Foreign Registered Shares	167,500	801,378
United Kingdom — 14.6%
Barclays PLC	549,720	1,545,088
BP PLC	332,366	1,874,100
BT Group PLC	201,111	812,702
Cairn Energy PLC (b)	170,451	470,264
Croda International PLC	36,675	1,596,577
GKN PLC	420,798	1,880,061

Common Stocks	Shares	Value
United Kingdom (continued)
Just Eat PLC (b)	84,392	$523,403
Lloyds Banking Group PLC	2,150,107	1,832,993
Reckitt Benckiser Group PLC	23,060	2,093,840
RELX NV	111,161	1,968,380
Rio Tinto PLC	39,966	1,638,054
TechnipFMC PLC (b)	12,964	418,133
Vodafone Group PLC	338,025	846,539
WPP PLC	57,929	1,362,861

		18,862,995
United States — 5.1%
Aon PLC	12,232	1,414,631
Cognizant Technology Solutions Corp., Class A (b)	30,762	1,823,264
EPAM Systems, Inc. (b)	7,341	540,518
Mastercard, Inc., Class A	14,485	1,600,013
PriceSmart, Inc.	6,551	579,108
Yum China Holdings, Inc. (b)	25,556	679,534

		6,637,068
Total Long-Term Investments (Cost — $105,518,763) — 99.6%		128,444,707

Short-Term Securities	Par (000)

Time Deposits – 0.1%
United States — 0.1%
Deutsche Bank AG., 0.66%, 3/01/17	$109	108,877
Total Short-Term Securities (Cost — $108,877) — 0.1%		108,877
Total Investments (Cost — $105,627,640*) — 99.7%		128,553,584
Other Assets Less Liabilities — 0.3%		413,090

Net Assets — 100.0%		$128,966,674

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$107,686,998

Gross unrealized appreciation	$26,885,944
Gross unrealized depreciation	(6,019,358)

Net unrealized appreciation	$20,866,586

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

2	FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

ADR	American Depositary Receipts

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$5,579,542	—	$5,579,542
Belgium	—	1,439,318	—	1,439,318
Bermuda	—	843,947	—	843,947
Brazil	$667,807	—	—	667,807
Canada	1,439,039	—	—	1,439,039
China	1,147,746	3,107,210	—	4,254,956
France	—	11,054,398	—	11,054,398
Germany	—	9,053,052	—	9,053,052
Hong Kong	—	1,217,398	—	1,217,398
India	1,251,851	—	—	1,251,851
Ireland	—	717,769	—	717,769
Israel	1,771,400	—	—	1,771,400
Italy	—	4,822,956	—	4,822,956
Japan	—	25,124,934	—	25,124,934
Netherlands	—	2,761,354	—	2,761,354
Norway	—	1,255,212	—	1,255,212
Portugal	—	983,302	—	983,302
Singapore	995,168	—	—	995,168
South Africa	334,369	—	—	334,369

4	FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	FEBRUARY 28, 2017

Schedule of Investments (concluded)	FDP BlackRock MFS Research International Fund

	Level 1	Level 2	Level 3	Total
South Korea	—	$1,772,330	—	$1,772,330
Spain	—	1,549,048	—	1,549,048
Sweden	—	420,359	—	420,359
Switzerland	—	21,501,610	—	21,501,610
Taiwan	—	1,332,147	—	1,332,147
Thailand	$801,378	—	—	801,378
United Kingdom	418,133	18,444,862	—	18,862,995
United States	6,637,068	—	—	6,637,068
Short-Term Securities:
Time Deposits	—	108,877	—	108,877

Total	$15,463,959	$113,089,625	—	$128,553,584

During the period ended February 28, 2017, there were no transfers between levels.

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	FEBRUARY 28, 2017	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 19, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: April 19, 2017